Warrants Liability (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) days $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Mar. 31, 2022 $ / shares shares
Warrants Liability [Line Items]
Warrants outstanding (in Dollars) | $	$ 3,338,000	$ 3,597,000
Price per warrant (in Dollars per share) | $ / shares	$ 0.01
Prior written notice of rRedemption period	30 days
Redemption period	30 days
Closing price of ordinary shares per share (in Dollars per share) | $ / shares	$ 18
Number of trading days	20 days
Public Warrants [Member]
Warrants Liability [Line Items]
Warrants issued				13,749,984
Term of warrants				5 years
Exercise price (in Dollars per share) | $ / shares				$ 11.5
Warrants exercised			144,123
Warrants outstanding (in Dollars) | $	$ 13,605,561
Trading days	10
Private Warrants [Member]
Warrants Liability [Line Items]
Warrants issued				2,142,000
Term of warrants				5 years
Exercise price (in Dollars per share) | $ / shares				$ 11.5
Warrants outstanding (in Dollars) | $	$ 2,142,000
Trading days | days	10
Public or Private Warrants [Member]
Warrants Liability [Line Items]
Warrants exercised	0	0
Ordinary Shares [Member] | Public Warrants [Member]
Warrants Liability [Line Items]
Warrants exercised			144,123